Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	WILLIAMSBURG INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000842512
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2023
Prospectus Date	rr_ProspectusDate	Mar. 31, 2023
Davenport Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DAVPX
Risk/Return [Heading]	rr_RiskReturnHeading	Davenport Core Fund
Strategy [Heading]	rr_StrategyHeading	Davenport Core Leaders Fund What are the Fund’s Principal Investment Strategies? (page 4)
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Davenport Core Leaders Fund will invest at least 80% of its net assets in common stocks. Davenport & Company LLC (the “Advisor”) will generally invest in common stocks of market-leading companies that show strong capital appreciation potential, have strong and focused management, solid balance sheets and a history of proven results. In determining whether a company has the potential for appreciation, the Advisor will focus on several criteria, including, among other things:

•	Market Leadership: The company possesses a distinct competitive advantage as reflected by its commanding and/or growing market share.

•	Above Average Earnings Growth: The company has a favorable 3- to 5-year earnings per share trajectory versus the broader market as measured by companies in the S&P 500® Index.

•	Capital Allocation: The company has demonstrated its proficiency in deploying its free cash flow and/or the potential for strong returns on invested capital.

•	Financial Strength: The company has a strong balance sheet and reasonable valuation levels.

•	Disciplined Management: The company has a sound and talented management team that is aligned with its shareholders.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to Prospectus Dated August 1, 2022,

as Supplemented January 31, 2023

Effective March 31, 2023, the name of the Davenport Core Fund changed to the “Davenport Core Leaders Fund” in order to reflect Davenport & Company, LLC’s focus on a company’s market leadership attributes in the portfolio selection process for the Davenport Core Leaders Fund. All references to the Davenport Core Fund in this Prospectus should be replaced with the Davenport Core Leaders Fund.

In addition, effective March 31, 2023, the Davenport Core Leaders Fund, Davenport Value & Income Fund, and the Davenport Balanced Income Fund transitioned from a committee management structure to a dedicated portfolio management team structure. The Davenport Equity Opportunities Fund and the Davenport Small Cap Focused Fund continue to be managed by George L. Smith, III, CFA, and Christopher G. Pearson, CFA, but are no longer subject to oversight by the Advisor’s Investment Policy Committee (“IPC”).

♦	Davenport Core Leaders Fund – Jeffrey F. Omohundro, CFA, Christopher G. Pearson, CFA, and George L. Smith, III, CFA, were appointed to serve as the Fund’s portfolio managers. Prior to March 31, 2023, Mr. Smith and Mr. Pearson managed the Fund, along with the other members of the IPC.

♦	Davenport Value & Income Fund - Michael S. Beall, CFA, Adam Bergman, CFA, and George L. Smith, III, CFA, were appointed to serve as the Fund’s portfolio managers. Prior to March 31, 2023, Mr. Smith and Mr. Beall managed the Fund, along with the other members of the IPC.

♦	Davenport Balanced Income Fund - Michael S. Beall, CFA, Adam Bergman, CFA, and George L. Smith, III, CFA, were appointed to serve as the equity portfolio managers. Prior to March 31, 2023, Mr. Beall and Mr. Smith managed the equity portion of the Fund, along with the other members of the IPC. William B. Cleland, CFP, Kevin J. Hopkins, Jr., CFA, and Christopher T. Kelley continue to manage the Fund’s fixed income portion.

In conjunction with these changes, the following portions of the Prospectus are replaced in their entirety as follows:

Davenport Value & Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DVIPX
Davenport Equity Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DEOPX
Davenport Small Cap Focus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DSCPX
Davenport Balanced Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DBALX